Business and Organization	6 Months Ended
Sep. 30, 2017
Business and Organization [Abstract]
BUSINESS AND ORGANIZATION

1 — BUSINESS AND ORGANIZATION

Dragon Victory International Limited (“Dragon Victory”) was formed in the Cayman Islands on July 19, 2015. Dragon Victory’s wholly-owned subsidiary, Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) was formed in the British Virgin Islands on May 8, 2014. Long Yun International Holdings Limited (“Long Yun HK”), which is a wholly-owned subsidiary of Sweet Lollipop, was formed in Hong Kong on May 2, 2015. HangZhou Yuyao Network Technology Co., Ltd (“HangZhou WOFE”), our wholly foreign-owned entity, was organized pursuant to PRC laws on May 30, 2016.

HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”, “VIE”) was established on October 9, 2014 in HangZhou, PRC pursuant to PRC laws, which is owned by Mr. Yu Han holding 85% equity ownership interest and Koulin Han holding 15% equity ownership interest.

HangZhou Longyun’s operation includes offering reward-based crowdfunding opportunities in the PRC to entrepreneurs and funding sources primarily through an internet-based platform, offering business incubation services to the ventures utilizing its platform for their projects, and offering to act as a finder to also assist these companies to obtain loans or additional equity financing, and introduce them to potential business partners, find merger candidates or other strategic relationships, or assist with feasibility studies.

On August 19, 2016, HangZhou WOFE and Mr. Yu Han and Ms. Koulin Han, the owners of HangZhou Longyun; entered into a series of agreements known as variable interest agreements (the “VIE Agreements”) pursuant to which HangZhou Longyun became HangZhou WOFE’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide HangZhou Longyun (our indirect wholly-owned subsidiary) with all management control and net profits earned by HangZhou Longyun.

Dragon Victory, Sweet Lollipop, Long Yun HK, HangZhou WOFE, and HangZhou Longyun shall be collectively referred to as the “Company”.